Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 26, 2014
Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001314414
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlfun
Document Creation Date	dei_DocumentCreationDate	Aug. 26, 2014
Document Effective Date	dei_DocumentEffectiveDate	Aug. 26, 2014
Prospectus Date	rr_ProspectusDate	Aug. 26, 2014
Altegris Fixed Income Long Short Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement [Textblock]	nlfun_SupplementTextBlock

ALTEGRIS FIXED INCOME LONG SHORT FUND

Class A	Ticker: FXDAX
Class C	Ticker: FXDCX
Class I	Ticker: FXDIX
Class N	Ticker: FXDNX

(a series of Northern Lights Fund Trust)

Supplement dated August 26, 2014 to the Prospectus dated April 30, 2014

______________________________________________________________________

Effective September 1, 2014, the maximum sales charge for the Class A shares has been lowered to 4.75%.

The following replaces the first paragraph and the table in the “Fees and Expenses of the Fund” portion of the “Fund Summary” section on page 1 of the Prospectus:

FEES AND EXPENSES OF THE FUND:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 30 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)	ClassA	ClassC	ClassI	ClassN
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None	None
Redemption Fee (as a % of amount redeemed, if sold within 30 days)	1.00%	1.00%	1.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as apercentage of the value of your investment)	ClassA	ClassC	ClassI	ClassN
Management Fees	1.75%	1.75%	1.75%	1.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%	0.25%
Other Expenses	1.05%	1.05%	1.05%	1.05%
Interest and Dividends on Securities Sold Short	0.07%	0.07%	0.07%	0.07%
Remaining Other Expenses	0.98%	0.98%	0.98%	0.98%
Total Annual Fund Operating Expenses	3.05%	3.80%	2.80%	3.05%
Fee Waiver (1)	(0.74)%	(0.74)%	(0.74)%	(0.74)%
Total Annual Fund Operating ExpensesAfter Fee Waiver	2.31%	3.06%	2.06%	2.31%

 (1) The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until August 30, 2015, to ensure that total annual Fund operating expenses after fee waiver and/or reimbursement (excluding any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Adviser))  will not exceed 2.24%, 2.99% 1.99% and 2.24% of average daily net assets attributable to Class A, Class C, Class I, and Class N shares, respectively.  These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the end of the fiscal year during which the fees were waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.  This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the Fund’s adviser.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
A	$698	$1,306	$1,939	$3,630
C	$409	$1,093	$1,896	$3,989
I	$209	$798	$1,414	$3,075
N	$234	$873	$1,537	$3,313

You would pay the following expenses if you did not redeem your Class C Shares:

Class	1 Year	3 Years	5 Years	10 Years
C	$309	$1,093	$1,896	$3,989

Risk/Return [Heading]	rr_RiskReturnHeading	ALTEGRIS FIXED INCOME LONG SHORT FUND
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 30 of the Fund's Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-08-30
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Class C Shares:
Altegris Fixed Income Long Short Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FXDAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.07%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.98%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.05%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.05%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.74%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.31%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	698
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,306
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,939
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,630
Altegris Fixed Income Long Short Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FXDCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.07%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.98%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.05%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.80%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.74%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	3.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	409
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,093
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,896
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,989
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	309
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,093
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,896
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,989
Altegris Fixed Income Long Short Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FXDIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.07%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.98%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.05%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.80%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.74%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	209
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	798
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,414
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,075
Altegris Fixed Income Long Short Fund | Class N
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FXDNX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.07%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.98%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.05%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.05%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.74%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.31%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	234
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	873
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,537
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,313

[1]	The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until August 30, 2015, to ensure that total annual Fund operating expenses after fee waiver and/or reimbursement (excluding any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 2.24%, 2.99% 1.99% and 2.24% of average daily net assets attributable to Class A, Class C, Class I, and Class N shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the end of the fiscal year during which the fees were waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the Fund's adviser.